(Vanguard Target Retirement Income Fund Participant) (Vanguard Target Retirement Income Fund, Vanguard Target Retirement Income Fund - Investor Shares)	18 Months Ended
Mar. 31, 2013
Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.16%